Debt Instruments - Carrying amount of financial assets at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Allowance for impairment losses
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Allowance for impairment losses
Financial assets	466,396	513,568
Government debt securities | Mexico
Allowance for impairment losses
Financial assets	355,658	336,872
Government debt securities | Foreign
Allowance for impairment losses
Financial assets	102,005	165,955
Financial assets at amortized cost category | Debt instruments
Allowance for impairment losses
Financial assets	22,241	11,619
Financial assets at amortized cost category | Debt instruments | Gross carrying amount
Allowance for impairment losses
Financial assets	22,241
Financial assets at amortized cost category | Debt instruments | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	22,241
Financial assets at amortized cost category | Debt instruments | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	22,241
Financial assets at amortized cost category | Government debt securities | Mexico | Gross carrying amount
Allowance for impairment losses
Financial assets	7,244	11,619
Financial assets at amortized cost category | Government debt securities | Mexico | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	7,244	11,619
Financial assets at amortized cost category | Government debt securities | Mexico | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	7,244	$ 11,619
Financial assets at amortized cost category | Government debt securities | Foreign | Gross carrying amount
Allowance for impairment losses
Financial assets	7,198
Financial assets at amortized cost category | Government debt securities | Foreign | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	7,198
Financial assets at amortized cost category | Government debt securities | Foreign | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	7,198
Financial assets at amortized cost category | Debt instruments issued by the Central Bank | Gross carrying amount
Allowance for impairment losses
Financial assets	7,799
Financial assets at amortized cost category | Debt instruments issued by the Central Bank | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	7,799
Financial assets at amortized cost category | Debt instruments issued by the Central Bank | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 7,799